Notes to the cash flow statements - Reconciliation of cash proceeds from disposal (Details) - Assets and liabilities over which control ceased - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Reconciliation of cash proceeds from disposal
Cash proceeds received (net of transaction costs)	$ 311	$ 2,284
Less: Cash deconsolidated	(18)	(169)
Cash consideration (paid)/received (net of transaction costs and cash held)	$ 293	$ 2,115